Goodwill and Intangible Assets - Summary of Carrying Amount of Goodwill and Intangible Assets (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning	¥ 139,395	¥ 142,237
Acquisitions	20,278	21,227
Acquisitions through business combinations	40,859
Amortization	(21,268)	(21,965)
Impairment losses	(10,963)	(2,673)
Effect of changes in foreign exchange rates	(9,367)	569
Ending	158,934	139,395
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning	42,263	44,563
Acquisitions through business combinations	22,634
Impairment losses	(10,963)	(2,472)
Effect of changes in foreign exchange rates	(1,131)	173
Ending	52,803	42,263
Computer software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning	46,214	47,165
Acquisitions	19,470	18,698
Acquisitions through business combinations	1,891
Amortization	(17,868)	(18,443)
Impairment losses		(139)
Effect of changes in foreign exchange rates	(3,079)	(1,066)
Ending	46,629	46,214
Mining rights [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning	44,221	44,630
Amortization	(2,198)	(2,306)
Effect of changes in foreign exchange rates	(4,884)	1,898
Ending	37,139	44,221
Other intangible assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning	6,695	5,878
Acquisitions	807	2,528
Acquisitions through business combinations	16,333
Amortization	(1,202)	(1,215)
Impairment losses		(61)
Effect of changes in foreign exchange rates	(272)	(434)
Ending	¥ 22,362	¥ 6,695